ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 3. ACCOUNTS RECEIVABLE
	2014	2013	2012
Trade Accounts Receivable	$-	$1,741	$48,847
Other Accounts Receivable	440	160,798	1,574,654
	$440	$162,539	$1,623,501

The Company carries accounts receivable at the amounts it deems to be collectible. Accordingly, the Company provides allowances for accounts receivable it deems to be uncollectible based on management’s best estimates. Recoveries are recognized in the period they are received. The ultimate amount of accounts receivable that becomes uncollectible could differ from those estimated. No reserve for bad debts was established as at September 30, 2014, 2013 and 2012 as all amounts were deemed collectible.